Derivative instruments (Narrative) (Detail 2) - Interest rate swap contract - Over-the-counter	Dec. 31, 2020	Dec. 31, 2019
Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	50.00%	54.00%
Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	30.00%	28.00%
Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	20.00%	18.00%
UBS AG | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	50.00%	54.00%
UBS AG | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	30.00%	28.00%
UBS AG | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	20.00%	18.00%